Consolidated Statement of Changes in Equity - NZD ($) $ in Thousands	Share Capital [Member]	Accumulated Losses [Member]	Foreign Currency Translation Reserve [Member]	Total
Balance at Jan. 31, 2019	$ 134,183	$ (121,651)	$ (2,013)	$ 10,519
Adoption of IFRS 16		(639)		(639)
Restated total equity	134,183	(122,290)	(2,013)	9,880
Loss for the half year		(28,729)		(28,729)
Other comprehensive income/(loss) for the half year			1,514	1,514
Total comprehensive loss for the half year		(28,729)	1,514	(27,215)
Warrants issued	191			191
Issuance of new shares	19,713			19,713
Conversion of debt	1,449			1,449
Balance at Jul. 31, 2019	155,536	(151,019)	(499)	4,018
Balance at Jan. 31, 2020	170,193	(176,595)	118	(6,284)
Loss for the half year		(18,454)		(18,454)
Other comprehensive income/(loss) for the half year			(1,242)	(1,242)
Total comprehensive loss for the half year		(18,454)	(1,242)	(19,696)
Conversion of debt	1,689			1,689
Convertible notes converted to equity	22,583			22,583
Balance at Jul. 31, 2020	$ 194,465	$ (195,049)	$ (1,124)	$ (1,708)